Accounting Policies, by Policy (Policies)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are used with respect to the impairment analysis of goodwill and other identifiable intangible assets, revenues and the net realizable value of inventory. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

A substantial portion of the Company’s revenues and all of its subsidiaries revenues is denominated in U.S. dollars (“dollars”). The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters. All transactions gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments with original maturities of less than three months from date of purchase.
Restricted bank deposits
e.	Restricted bank deposits:

Restricted bank deposits are deposits related to forward contracts with banks, guaranties to customers and custom. Restricted deposits are presented at their cost.

f.	Inventories:

The inventory is valued at the lower of cost or net realizable value. Cost is determined using the moving average cost method. In 2021 and 2020, inventory write-down amounted to $407 and $316, respectively.

Inventory write-offs and write-downs are provided to cover risks arising from slow-moving items or technological obsolescence.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and software	20 - 33	(Mainly 33)
Machines	7-33
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15

h.	Business combination:

The consolidated financial statements include the operations of an acquired business from the date of the acquisition’s consummation. Acquired businesses are accounted for using the acquisition method of accounting in accordance with ASC 805, “Business Combinations”, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date.

Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill. Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of its fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings.

i.	Impairment of long-lived assets and intangible assets subject to amortization:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Asset, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their fair value.

Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the asset. If intangible assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. As of December 31, 2021 the remaining intangible assets were comprised mainly of customer relationships.

For year ended on December 31, 2021, no impairment losses were identified.

During the year 2020 the Company recognized an impairment loss related to intangible assets in an amount of $517. For further information, see Note 8 below.

j.	Goodwill:

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other (“ASC 350”), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances, and written-down when impaired.

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if indicators of impairment are present. The provisions of ASC 350 require that the impairment test be performed on goodwill at the level of the reporting unit. As required by ASC 350, the Company chooses either to perform a qualitative assessment whether a goodwill impairment test is necessary or proceeds directly to the goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis. The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the goodwill impairment test. If the Company determines otherwise, no further evaluation is necessary.

With respect to goodwill impairment tests performed before the adoption of ASU 2017-04, when the Company decided or was required to perform the two-step goodwill impairment test, in the first step, or “Step 1”, the Company compared the fair value of each reporting unit to its carrying value. If the fair value exceeded the carrying value of the net assets, goodwill was considered not to be impaired, and the Company was not required to perform further testing. If the carrying value of the net assets exceeded the fair value, then the Company was required to perform the second step, or “Step 2”, of the impairment test in order to determine the implied fair value of goodwill. In such circumstances, an impairment loss was recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value.

To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

Commencing, upon the adoption of ASU 2017-04 (which eliminated Step 2 from the goodwill impairment), for goodwill impairment tests performed in fiscal years beginning after December 15, 2019 when the Company decides or is required to perform the goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value and an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any.

The Company operates in three operating-based segments: the Intelligent Robotics division, the RFID division and the Supply Chain Solutions division. The Company’s goodwill was related to two different reporting units: the RFID division segment and the Intelligent Robotics, each of which represents a whole separate reporting unit. As of December 31, 2021 there is a balance of goodwill related only to the RFID Division, as described below:

RFID Division:

Under the RFID Division segment there is one reporting unit with an allocated goodwill amount of approximately $ 4.7 thousand. The Company performed an impairment analysis as of December 31, 2021 and 2020, using the income approach and concluded that the fair value of such reporting unit exceeds its carrying value and accordingly the analysis did not result in an impairment loss of goodwill with respect to such unit. The most significant assumptions used for the income approach for the 2021 impairment test were four years of projected net cash flows, estimated weighted average cost of capital and a long-term growth rate.

Intelligent Robotics Division:

Under the Intelligent Robotics segment (which comprises of the Imdecol business acquired in 2019, see Note 3) there is one reporting unit with an allocated goodwill amount of approximately $ 471 (before the impairment loss recorded in the year ended December 31,2020).

The Company performed an impairment analysis as of December 31, 2020, using the income approach and concluded that the carrying value of such reporting unit exceeds its fair value. The analysis resulted in an impairment loss of the entire balance goodwill with respect to such unit in an amount of $471.

The most significant assumptions used for the income approach for the 2020 impairment test were five years of projected net cash flows, estimated weighted average cost of capital and a long-term growth rate. As of December 31,2021 there was no balance of goodwill allocated to such reporting unit. See also Note 8.

k.	Severance pay:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to the Israeli Severance Pay Law - 1963 (the “Israeli Severance Pay Law”), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees employed for a period of more than one year are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability for its Israeli employees is mostly covered by insurance or pension policies designed solely for distributing severance pay.

Most of the Company’s employees are subject to Section 14 of the Israeli Severance Pay Law. The Company’s contributions towards severance pay, for Israeli employees subject to this section, have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are required to be made by the Company to the employee in respect of severance pay. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for years 2021, 2020 and 2019 amounted to $267, $379 and $ 315, respectively.

l.	Revenue recognition:

Commencing January 1, 2018, the Company applied ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”)

In accordance with ASC 606, the Company determines revenue recognition through the following five steps:

●	Identification of the contract, or contracts, with a customer;

●	Identification of the performance obligations in the contract;

●	Determination of the transaction price;

●	Allocation of the transaction price to the performance obligations in the contract; and

●	Recognition of revenue when, or as, the Company satisfies a performance obligation.

A contract with a customer exists when all of the following criteria are met: the parties to the contract have approved it (in writing, orally, or in accordance with other customary business practices) and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

The transaction price represents the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration is included in the transaction price only if it is not considered constrained (i.e. it is considered probable that a significant reversal in the amount of cumulative revenue recognized will not occur).

Revenue is recognized when, or as, the Company satisfies a performance obligation by transferring a promised good or service to a customer. A product is transferred when, or as, the customer obtains control of that product, and a service is considered transferred as the services are received and used by the customers.

The Company transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognizes revenue over time, if any of the following criteria is met: a. The customer simultaneously receives and consumes the benefits provided by the Company’s performance as the company performs, b. The Company’s performance creates or enhances an asset (for example, work in process) that the customer controls as the asset is created or enhanced, or c. The Company’s performance does not create an asset with an alternative use and the Company has an enforceable right to payment for performance completed to date. If none of the above criteria for satisfying a performance obligation over time are met, the performance obligation is considered as satisfied at a point in time (such as upon shipment of a completed robotics and automation project).

Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer. If a contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. With respect to contracts that contain multiple performance obligations such as different products or products and services the Company performs an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

The Company records revenues net of any value added or sales tax.

In accordance with ASC 606, the Company’s revenues are recognized as follows:

1.	The Company generates its revenues primarily from the direct sale to customers of products such as electro mechanical components and Automatic Identification Data Capture hardware manufactured by third parties. Revenues from sales of products are recognized at the point of time when the control of the product is transferred on to the customer, mostly upon delivery to the customer, either at the Company’s premises, to the customer’s carrier or to the customer’s premises, as applicable to each contract.

2.	Revenues from service contracts are recognized over the contract’s period (for time-based services) or based on the amount of work performed (for on-site inventory count and similar services). Renewals of service support contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably over the renewal period.

3.

For arrangements that involve the delivery or performance of multiple products or products sold with service contracts, the Company analyzes whether the goods or services that were promised to the customer are distinct. A good or service promised to a customer is considered ‘distinct’ if both of the following criteria are met: a. The customer can benefit from the goods or service, either on its own (i.e. without any professional services, updates or technical support) or together with other resources that are readily available to the customer; and, b. The Company’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract.

Revenues from service contracts sold to customers within a single contractually binding arrangement together with products, were determined to be distinct and therefore, are accounted for revenue recognition purposes, as a separate performance obligation. Accordingly, the amount attributed to the service contract is deferred and recognized over time, on a straight-line basis over the contract’s period, as the services are mostly time-based support services.

Revenues from a robotics and automation project are recognized at a point in time and upon shipment of the completed project, as the control of such project is not eligible to be considered as transferred over time.

Robotics and automation project’s costs include direct material, labor, and indirect costs. Selling, marketing, general, and administrative costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

4.	Deferred revenues include unearned amounts received from customers but not yet recognized as revenues.

m.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely than not to be realized. Interest expense and potential penalties related to income taxes are included in the tax expense line of the Company’s Consolidated Statements of Operations.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

n.	Concentrations of credit risk and allowance for doubtful accounts:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, other accounts receivable and foreign currency derivative contracts.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, the Far East, Europe and America. The Company generally does not require collateral however a part of the Company’s customers outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd.

In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection, in order to reflect the expected credit losses on accounts receivable balances. Judgment is required in the estimation of the allowance for doubtful accounts and the Company evaluates the collectability of its accounts receivable based on a combination of factors including, among other things, the past experience with the customers, the length of time that the balance is past due using an aging schedule, the customer’s current ability to pay and its creditworthiness using all available information about the credit risk of such customer taking into consideration the current business environment. If the Company becomes aware of a customer’s inability to meet its financial obligations, a specific allowance is recorded to reduce the net receivable to the amount reasonably believed to be collectible from such customer.

Accounts receivable are written off against the allowance for uncollectible accounts when the Company determines amounts are no longer collectible.

The expenses (income) related to the allowance for doubtful accounts for the years ended December 31, 2021, 2020 and 2019 is $21, $16 and $1, respectively.

o.	Contingencies:

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

p.	Derivative financial instruments:

ASC 815, “Derivatives and Hedging”, requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk) the Company applied the following:

Recognize the entire changes in fair value of the derivative instruments designated for hedging purposes that were determined as qualifying for hedging purposes (including the ineffective components of the hedging relationship) as a component of OCI, net of tax., such amounts are reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.

Other derivatives which do not qualify for hedge accounting, or which have not been designated as hedging instruments, are recognized in the balance sheet at their fair value, with changes in the fair value carried to the statements of income as incurred in financing income (expenses), net.

See Note 11 for disclosure of the derivative financial instruments in accordance with ASC 815.

q.	Basic and diluted net income per share:

Basic net income per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year, plus the potential dilution to Ordinary Shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of Ordinary Shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings per share, since they were determined to have an anti-dilutive effect, was 40,000, 479,167and 413,373 for the years ended December 31, 2021, 2020, and December 31, 2019, respectively.

r.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation (“ASC 718”), which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

Commencing January 1, 2019, following the adoption of ASU 2018-07, which aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees (with certain exceptions), share-based payments to non-employees are accounted for in accordance with ASC 718.

The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company’s stock options are expected to be outstanding and was determined based on the simplified method permitted by the SEC’s Staff Accounting Bulletin (“SAB”) No.107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in years 2021, 2020 and 2019 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2021	2020	2019

Risk-free interest	0.84%	0.51%	1.52%
Dividend yields	0	0	0
Volatility	48%	45%	55%
Expected option term	3.5 years	3.5 years	3.5 years

s.	Fair value of measurements:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities.

The Company also measures certain non-financial assets, consisting mainly of certain reporting units that include goodwill and intangible assets at fair value on a nonrecurring basis. These items are adjusted to fair value when they are considered to be impaired (see Note 8). As of December 31, 2021 the Company measured the fair value of reporting unit goodwill at a total carrying amount of US$ 4.67 million that was allocated to one reporting unit. The evaluation provided that there is no need to recognize impairment. The fair value measurement of such reporting unit is classified as level 3.

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received in consideration for the sale of an asset or paid for the transfer of a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that the Company assumes market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.

The fair value hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The carrying amounts of cash and cash equivalents, restricted cash, restricted bank deposits, other accounts receivable, trade payables, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

t.	Research and development costs:

Research and development costs (other than computer software related expenses) are expensed as incurred.

u.	Reclassification:

Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any significant impact on the Company’s equity, net income or cash flows.

v.	Leases:

The Company entered into several non-cancelable lease agreements for real estate (mainly offices, warehouses and base sites), and vehicles for use in its operations, which are classified as operating leases.

Commencing January 1, 2019, the Company adopted ASC Update 2016-02, Leases (Topic 842).

The Company used the effective date as the date of initial application. Consequently, the effect of the adoption was reflected through a cumulative-effect adjustment. Financial information for comparative periods was not required to be updated and the disclosures required under the new standard were provided for dates and periods before January 1, 2019.

In accordance with ASC 842, the Company determines if an arrangement is a lease at inception. Under the ASC 842, arrangements meeting the definition of a lease are classified as operating or financing leases. A classification of a lease is determined based on the following criteria:

1.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

2.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

3.	The lease term is for the major part of the remaining economic life of the underlying asset (Generally, 75% or more of the remaining economic life of the underlying assets).

4.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset (Generally, 90% or more of the fair value of the underlying asset).

Inventories
f.	Inventories:

The inventory is valued at the lower of cost or net realizable value. Cost is determined using the moving average cost method. In 2021 and 2020, inventory write-down amounted to $407 and $316, respectively.

Inventory write-offs and write-downs are provided to cover risks arising from slow-moving items or technological obsolescence.

Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Business combination
h.	Business combination:

The consolidated financial statements include the operations of an acquired business from the date of the acquisition’s consummation. Acquired businesses are accounted for using the acquisition method of accounting in accordance with ASC 805, “Business Combinations”, which requires, among other things, that most assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date.

Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill. Contingent consideration incurred in a business combination is included as part of the acquisition price and recorded at a probability weighted assessment of its fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings.

Impairment of long-lived assets and intangible assets subject to amortization
i.	Impairment of long-lived assets and intangible assets subject to amortization:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Asset, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their fair value.

Recoverability of intangible assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the asset. If intangible assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Intangible assets with finite lives are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. As of December 31, 2021 the remaining intangible assets were comprised mainly of customer relationships.

For year ended on December 31, 2021, no impairment losses were identified.

During the year 2020 the Company recognized an impairment loss related to intangible assets in an amount of $517. For further information, see Note 8 below.

Goodwill
j.	Goodwill:

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other (“ASC 350”), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances, and written-down when impaired.

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if indicators of impairment are present. The provisions of ASC 350 require that the impairment test be performed on goodwill at the level of the reporting unit. As required by ASC 350, the Company chooses either to perform a qualitative assessment whether a goodwill impairment test is necessary or proceeds directly to the goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis. The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the goodwill impairment test. If the Company determines otherwise, no further evaluation is necessary.

With respect to goodwill impairment tests performed before the adoption of ASU 2017-04, when the Company decided or was required to perform the two-step goodwill impairment test, in the first step, or “Step 1”, the Company compared the fair value of each reporting unit to its carrying value. If the fair value exceeded the carrying value of the net assets, goodwill was considered not to be impaired, and the Company was not required to perform further testing. If the carrying value of the net assets exceeded the fair value, then the Company was required to perform the second step, or “Step 2”, of the impairment test in order to determine the implied fair value of goodwill. In such circumstances, an impairment loss was recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value.

To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

Commencing, upon the adoption of ASU 2017-04 (which eliminated Step 2 from the goodwill impairment), for goodwill impairment tests performed in fiscal years beginning after December 15, 2019 when the Company decides or is required to perform the goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value and an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any.

The Company operates in three operating-based segments: the Intelligent Robotics division, the RFID division and the Supply Chain Solutions division. The Company’s goodwill was related to two different reporting units: the RFID division segment and the Intelligent Robotics, each of which represents a whole separate reporting unit. As of December 31, 2021 there is a balance of goodwill related only to the RFID Division, as described below:

RFID Division:

Under the RFID Division segment there is one reporting unit with an allocated goodwill amount of approximately $ 4.7 thousand. The Company performed an impairment analysis as of December 31, 2021 and 2020, using the income approach and concluded that the fair value of such reporting unit exceeds its carrying value and accordingly the analysis did not result in an impairment loss of goodwill with respect to such unit. The most significant assumptions used for the income approach for the 2021 impairment test were four years of projected net cash flows, estimated weighted average cost of capital and a long-term growth rate.

Intelligent Robotics Division:

Under the Intelligent Robotics segment (which comprises of the Imdecol business acquired in 2019, see Note 3) there is one reporting unit with an allocated goodwill amount of approximately $ 471 (before the impairment loss recorded in the year ended December 31,2020).

The Company performed an impairment analysis as of December 31, 2020, using the income approach and concluded that the carrying value of such reporting unit exceeds its fair value. The analysis resulted in an impairment loss of the entire balance goodwill with respect to such unit in an amount of $471.

The most significant assumptions used for the income approach for the 2020 impairment test were five years of projected net cash flows, estimated weighted average cost of capital and a long-term growth rate. As of December 31,2021 there was no balance of goodwill allocated to such reporting unit. See also Note 8.

Severance pay
k.	Severance pay:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to the Israeli Severance Pay Law - 1963 (the “Israeli Severance Pay Law”), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees employed for a period of more than one year are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability for its Israeli employees is mostly covered by insurance or pension policies designed solely for distributing severance pay.

Most of the Company’s employees are subject to Section 14 of the Israeli Severance Pay Law. The Company’s contributions towards severance pay, for Israeli employees subject to this section, have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are required to be made by the Company to the employee in respect of severance pay. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for years 2021, 2020 and 2019 amounted to $267, $379 and $ 315, respectively.

Revenue recognition
l.	Revenue recognition:

Commencing January 1, 2018, the Company applied ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”)

In accordance with ASC 606, the Company determines revenue recognition through the following five steps:

●	Identification of the contract, or contracts, with a customer;

●	Identification of the performance obligations in the contract;

●	Determination of the transaction price;

●	Allocation of the transaction price to the performance obligations in the contract; and

●	Recognition of revenue when, or as, the Company satisfies a performance obligation.

A contract with a customer exists when all of the following criteria are met: the parties to the contract have approved it (in writing, orally, or in accordance with other customary business practices) and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

The transaction price represents the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration is included in the transaction price only if it is not considered constrained (i.e. it is considered probable that a significant reversal in the amount of cumulative revenue recognized will not occur).

Revenue is recognized when, or as, the Company satisfies a performance obligation by transferring a promised good or service to a customer. A product is transferred when, or as, the customer obtains control of that product, and a service is considered transferred as the services are received and used by the customers.

The Company transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognizes revenue over time, if any of the following criteria is met: a. The customer simultaneously receives and consumes the benefits provided by the Company’s performance as the company performs, b. The Company’s performance creates or enhances an asset (for example, work in process) that the customer controls as the asset is created or enhanced, or c. The Company’s performance does not create an asset with an alternative use and the Company has an enforceable right to payment for performance completed to date. If none of the above criteria for satisfying a performance obligation over time are met, the performance obligation is considered as satisfied at a point in time (such as upon shipment of a completed robotics and automation project).

Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer. If a contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. With respect to contracts that contain multiple performance obligations such as different products or products and services the Company performs an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.

The Company records revenues net of any value added or sales tax.

In accordance with ASC 606, the Company’s revenues are recognized as follows:

1.	The Company generates its revenues primarily from the direct sale to customers of products such as electro mechanical components and Automatic Identification Data Capture hardware manufactured by third parties. Revenues from sales of products are recognized at the point of time when the control of the product is transferred on to the customer, mostly upon delivery to the customer, either at the Company’s premises, to the customer’s carrier or to the customer’s premises, as applicable to each contract.

2.	Revenues from service contracts are recognized over the contract’s period (for time-based services) or based on the amount of work performed (for on-site inventory count and similar services). Renewals of service support contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably over the renewal period.

3.

For arrangements that involve the delivery or performance of multiple products or products sold with service contracts, the Company analyzes whether the goods or services that were promised to the customer are distinct. A good or service promised to a customer is considered ‘distinct’ if both of the following criteria are met: a. The customer can benefit from the goods or service, either on its own (i.e. without any professional services, updates or technical support) or together with other resources that are readily available to the customer; and, b. The Company’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract.

Revenues from service contracts sold to customers within a single contractually binding arrangement together with products, were determined to be distinct and therefore, are accounted for revenue recognition purposes, as a separate performance obligation. Accordingly, the amount attributed to the service contract is deferred and recognized over time, on a straight-line basis over the contract’s period, as the services are mostly time-based support services.

Revenues from a robotics and automation project are recognized at a point in time and upon shipment of the completed project, as the control of such project is not eligible to be considered as transferred over time.

Robotics and automation project’s costs include direct material, labor, and indirect costs. Selling, marketing, general, and administrative costs are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

4.	Deferred revenues include unearned amounts received from customers but not yet recognized as revenues.

m.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely than not to be realized. Interest expense and potential penalties related to income taxes are included in the tax expense line of the Company’s Consolidated Statements of Operations.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

n.	Concentrations of credit risk and allowance for doubtful accounts:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, other accounts receivable and foreign currency derivative contracts.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, the Far East, Europe and America. The Company generally does not require collateral however a part of the Company’s customers outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd.

In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection, in order to reflect the expected credit losses on accounts receivable balances. Judgment is required in the estimation of the allowance for doubtful accounts and the Company evaluates the collectability of its accounts receivable based on a combination of factors including, among other things, the past experience with the customers, the length of time that the balance is past due using an aging schedule, the customer’s current ability to pay and its creditworthiness using all available information about the credit risk of such customer taking into consideration the current business environment. If the Company becomes aware of a customer’s inability to meet its financial obligations, a specific allowance is recorded to reduce the net receivable to the amount reasonably believed to be collectible from such customer.

Accounts receivable are written off against the allowance for uncollectible accounts when the Company determines amounts are no longer collectible.

The expenses (income) related to the allowance for doubtful accounts for the years ended December 31, 2021, 2020 and 2019 is $21, $16 and $1, respectively.

o.	Contingencies:

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

p.	Derivative financial instruments:

ASC 815, “Derivatives and Hedging”, requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk) the Company applied the following:

Recognize the entire changes in fair value of the derivative instruments designated for hedging purposes that were determined as qualifying for hedging purposes (including the ineffective components of the hedging relationship) as a component of OCI, net of tax., such amounts are reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.

Other derivatives which do not qualify for hedge accounting, or which have not been designated as hedging instruments, are recognized in the balance sheet at their fair value, with changes in the fair value carried to the statements of income as incurred in financing income (expenses), net.

See Note 11 for disclosure of the derivative financial instruments in accordance with ASC 815.

q.	Basic and diluted net income per share:

Basic net income per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year, plus the potential dilution to Ordinary Shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of Ordinary Shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings per share, since they were determined to have an anti-dilutive effect, was 40,000, 479,167and 413,373 for the years ended December 31, 2021, 2020, and December 31, 2019, respectively.

r.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation (“ASC 718”), which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

Commencing January 1, 2019, following the adoption of ASU 2018-07, which aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees (with certain exceptions), share-based payments to non-employees are accounted for in accordance with ASC 718.

The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company’s stock options are expected to be outstanding and was determined based on the simplified method permitted by the SEC’s Staff Accounting Bulletin (“SAB”) No.107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in years 2021, 2020 and 2019 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2021	2020	2019

Risk-free interest	0.84%	0.51%	1.52%
Dividend yields	0	0	0
Volatility	48%	45%	55%
Expected option term	3.5 years	3.5 years	3.5 years

s.	Fair value of measurements:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities.

The Company also measures certain non-financial assets, consisting mainly of certain reporting units that include goodwill and intangible assets at fair value on a nonrecurring basis. These items are adjusted to fair value when they are considered to be impaired (see Note 8). As of December 31, 2021 the Company measured the fair value of reporting unit goodwill at a total carrying amount of US$ 4.67 million that was allocated to one reporting unit. The evaluation provided that there is no need to recognize impairment. The fair value measurement of such reporting unit is classified as level 3.

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received in consideration for the sale of an asset or paid for the transfer of a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that the Company assumes market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.

The fair value hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The carrying amounts of cash and cash equivalents, restricted cash, restricted bank deposits, other accounts receivable, trade payables, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

t.	Research and development costs:

Research and development costs (other than computer software related expenses) are expensed as incurred.

u.	Reclassification:

Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any significant impact on the Company’s equity, net income or cash flows.

v.	Leases:

The Company entered into several non-cancelable lease agreements for real estate (mainly offices, warehouses and base sites), and vehicles for use in its operations, which are classified as operating leases.

Commencing January 1, 2019, the Company adopted ASC Update 2016-02, Leases (Topic 842).

The Company used the effective date as the date of initial application. Consequently, the effect of the adoption was reflected through a cumulative-effect adjustment. Financial information for comparative periods was not required to be updated and the disclosures required under the new standard were provided for dates and periods before January 1, 2019.

In accordance with ASC 842, the Company determines if an arrangement is a lease at inception. Under the ASC 842, arrangements meeting the definition of a lease are classified as operating or financing leases. A classification of a lease is determined based on the following criteria:

1.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

2.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

3.	The lease term is for the major part of the remaining economic life of the underlying asset (Generally, 75% or more of the remaining economic life of the underlying assets).

4.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset (Generally, 90% or more of the fair value of the underlying asset).

Income taxes
m.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely than not to be realized. Interest expense and potential penalties related to income taxes are included in the tax expense line of the Company’s Consolidated Statements of Operations.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Concentrations of credit risk and allowance for doubtful accounts
n.	Concentrations of credit risk and allowance for doubtful accounts:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables, other accounts receivable and foreign currency derivative contracts.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, the Far East, Europe and America. The Company generally does not require collateral however a part of the Company’s customers outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd.

In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection, in order to reflect the expected credit losses on accounts receivable balances. Judgment is required in the estimation of the allowance for doubtful accounts and the Company evaluates the collectability of its accounts receivable based on a combination of factors including, among other things, the past experience with the customers, the length of time that the balance is past due using an aging schedule, the customer’s current ability to pay and its creditworthiness using all available information about the credit risk of such customer taking into consideration the current business environment. If the Company becomes aware of a customer’s inability to meet its financial obligations, a specific allowance is recorded to reduce the net receivable to the amount reasonably believed to be collectible from such customer.

Accounts receivable are written off against the allowance for uncollectible accounts when the Company determines amounts are no longer collectible.

The expenses (income) related to the allowance for doubtful accounts for the years ended December 31, 2021, 2020 and 2019 is $21, $16 and $1, respectively.

Contingencies
o.	Contingencies:

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Derivative financial instruments
p.	Derivative financial instruments:

ASC 815, “Derivatives and Hedging”, requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk) the Company applied the following:

Recognize the entire changes in fair value of the derivative instruments designated for hedging purposes that were determined as qualifying for hedging purposes (including the ineffective components of the hedging relationship) as a component of OCI, net of tax., such amounts are reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.

Other derivatives which do not qualify for hedge accounting, or which have not been designated as hedging instruments, are recognized in the balance sheet at their fair value, with changes in the fair value carried to the statements of income as incurred in financing income (expenses), net.

See Note 11 for disclosure of the derivative financial instruments in accordance with ASC 815.

q.	Basic and diluted net income per share:

Basic net income per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year, plus the potential dilution to Ordinary Shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of Ordinary Shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings per share, since they were determined to have an anti-dilutive effect, was 40,000, 479,167and 413,373 for the years ended December 31, 2021, 2020, and December 31, 2019, respectively.

r.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation (“ASC 718”), which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

Commencing January 1, 2019, following the adoption of ASU 2018-07, which aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees (with certain exceptions), share-based payments to non-employees are accounted for in accordance with ASC 718.

The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company’s stock options are expected to be outstanding and was determined based on the simplified method permitted by the SEC’s Staff Accounting Bulletin (“SAB”) No.107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in years 2021, 2020 and 2019 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2021	2020	2019

Risk-free interest	0.84%	0.51%	1.52%
Dividend yields	0	0	0
Volatility	48%	45%	55%
Expected option term	3.5 years	3.5 years	3.5 years

s.	Fair value of measurements:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities.

The Company also measures certain non-financial assets, consisting mainly of certain reporting units that include goodwill and intangible assets at fair value on a nonrecurring basis. These items are adjusted to fair value when they are considered to be impaired (see Note 8). As of December 31, 2021 the Company measured the fair value of reporting unit goodwill at a total carrying amount of US$ 4.67 million that was allocated to one reporting unit. The evaluation provided that there is no need to recognize impairment. The fair value measurement of such reporting unit is classified as level 3.

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received in consideration for the sale of an asset or paid for the transfer of a liability (i.e.
Basic and diluted net income per share
q.	Basic and diluted net income per share:

Basic net income per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year, plus the potential dilution to Ordinary Shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of Ordinary Shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings per share, since they were determined to have an anti-dilutive effect, was 40,000, 479,167and 413,373 for the years ended December 31, 2021, 2020, and December 31, 2019, respectively.

Accounting for share-based compensation
r.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation (“ASC 718”), which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

Commencing January 1, 2019, following the adoption of ASU 2018-07, which aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees (with certain exceptions), share-based payments to non-employees are accounted for in accordance with ASC 718.

The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company’s stock options are expected to be outstanding and was determined based on the simplified method permitted by the SEC’s Staff Accounting Bulletin (“SAB”) No.107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in years 2021, 2020 and 2019 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Fair value of measurements
s.	Fair value of measurements:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities.

The Company also measures certain non-financial assets, consisting mainly of certain reporting units that include goodwill and intangible assets at fair value on a nonrecurring basis. These items are adjusted to fair value when they are considered to be impaired (see Note 8). As of December 31, 2021 the Company measured the fair value of reporting unit goodwill at a total carrying amount of US$ 4.67 million that was allocated to one reporting unit. The evaluation provided that there is no need to recognize impairment. The fair value measurement of such reporting unit is classified as level 3.

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received in consideration for the sale of an asset or paid for the transfer of a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that the Company assumes market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.

The fair value hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The carrying amounts of cash and cash equivalents, restricted cash, restricted bank deposits, other accounts receivable, trade payables, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

Research and development costs
t.	Research and development costs:
Research and development costs (other than computer software related expenses) are expensed as incurred.
Reclassification
u.	Reclassification:

Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any significant impact on the Company’s equity, net income or cash flows.

Leases
v.	Leases:

The Company entered into several non-cancelable lease agreements for real estate (mainly offices, warehouses and base sites), and vehicles for use in its operations, which are classified as operating leases.

Commencing January 1, 2019, the Company adopted ASC Update 2016-02, Leases (Topic 842).

The Company used the effective date as the date of initial application. Consequently, the effect of the adoption was reflected through a cumulative-effect adjustment. Financial information for comparative periods was not required to be updated and the disclosures required under the new standard were provided for dates and periods before January 1, 2019.

In accordance with ASC 842, the Company determines if an arrangement is a lease at inception. Under the ASC 842, arrangements meeting the definition of a lease are classified as operating or financing leases. A classification of a lease is determined based on the following criteria:

1.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

2.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

3.	The lease term is for the major part of the remaining economic life of the underlying asset (Generally, 75% or more of the remaining economic life of the underlying assets).

4.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset (Generally, 90% or more of the fair value of the underlying asset).

5.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

If any of these five criteria is met, the lease is classified as a finance lease. Otherwise, the lease is classified as an operating lease.

Leases are recorded on the consolidated balance sheet as both a right of use asset and a lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset results in straight-line rent expense over the lease term. Variable lease expenses if any, are recorded when incurred.

The Company also elected the short-term lease recognition exemption for all leases that qualify (leases with a term shorter than 12 months). For those leases, right-of-use assets or lease liabilities are not recognized and rent expense is recognized on a straight-line basis over the lease term.

The Company had no material finance leases throughout the reporting periods.

Accounting pronouncements adopted during the reported period
w.	Accounting pronouncements adopted during the reported period:

Accounting Standards Update 2017-04, “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”

The adoption of ASU 2017-04 impacted the goodwill impairment test that was performed as of December 31, 2021.

For further information see Note 8.

Accounting Standards Update 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”

In June 2016, The FASB has issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”).

The ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations.

ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates.

Many of the loss estimation techniques applied today are still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances.

The Company intends to continue to actively monitor the impact of COVID-19 pandemic on expected credit losses, if any.

Accounting pronouncements not yet adopted
x.	Accounting pronouncements not yet adopted:

Accounting Standards Update 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”)

In December 2019, The FASB has issued Accounting Standards Update (ASU) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”).

ASU 2019-12 is intended to simplify the accounting for income taxes by removing certain exceptions (such as (1) the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income or a gain from other items; (2) exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; (3) exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; and (4) exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year) and by updating accounting requirements around certain other topics such as franchise taxes, goodwill recognized for tax purposes, the allocation of current and deferred tax expense among legal entities, and other minor changes.

The Company adopted ASU 2019-12 in January 1, 2021. However, the adoption did not have a significant effect on the consolidated financial statements.